Segmented Information (Segment revenues and results) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Operating revenues	$ 1,346.9	$ 1,023.3
Cost of sales
Mining and processing	518.9	437.3
Royalties	13.8	10.2
Amortization	218.4	190.2
Cost of sales	751.1	637.7
Expenses
Exploration	26.7	18.2
Corporate and administrative	32.6	27.6
Share-based compensation	31.7	21.7
Reversal of impairment (Note 9)	(57.1)	0.0
EARNINGS FROM OPERATIONS	561.9	318.1
Finance expense (Note 19)	(3.8)	(2.5)
Foreign exchange gain	8.0	1.9
Unrealized loss on commodity derivatives	(24.2)	(0.9)
Other loss	(39.7)	(22.9)
EARNINGS BEFORE INCOME TAXES	502.2	293.7
Young-Davidson
Expenses
Reversal of impairment (Note 9)	(57.1)
Corporate/Other
Expenses
Exploration	4.9
Corporate and administrative	32.6
Share-based compensation	31.7
EARNINGS FROM OPERATIONS	(69.2)
Operating segments | Young-Davidson
Disclosure of operating segments [line items]
Operating revenues	415.3	355.3
Cost of sales
Mining and processing	178.4	166.2
Royalties	6.2	5.3
Amortization	77.3	76.7
Cost of sales	261.9	248.2
Expenses
Exploration	3.0	2.9
EARNINGS FROM OPERATIONS	207.5	104.2
Operating segments | Island Gold
Disclosure of operating segments [line items]
Operating revenues	363.1	247.8
Cost of sales
Mining and processing	87.7	82.7
Royalties	3.2	2.7
Amortization	41.3	38.2
Cost of sales	132.2	123.6
Expenses
Exploration	5.0	3.7
EARNINGS FROM OPERATIONS	225.9	120.5
Operating segments | Magino
Disclosure of operating segments [line items]
Operating revenues	81.2
Cost of sales
Mining and processing	55.8
Royalties	2.0
Amortization	16.1
Cost of sales	73.9
Expenses
Exploration	0.7
EARNINGS FROM OPERATIONS	6.6
Operating segments | Mulatos
Disclosure of operating segments [line items]
Operating revenues	487.3	420.2
Cost of sales
Mining and processing	197.0	188.4
Royalties	2.4	2.2
Amortization	83.7	75.3
Cost of sales	283.1	265.9
Expenses
Exploration	13.1	9.9
EARNINGS FROM OPERATIONS	$ 191.1	144.4
Operating segments | Corporate/Other
Expenses
Exploration		1.7
Corporate and administrative		27.6
Share-based compensation		21.7
EARNINGS FROM OPERATIONS		$ (51.0)